CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 3,424,387	$ 399,072
Marketable investment securities (Note 4)	2,269,670	668,263
Trade accounts receivable - other, net of allowance for doubtful accounts of $13,834 and $11,916, respectively	823,374	771,055
Trade accounts receivable - EchoStar, net of allowance for doubtful accounts of zero	19,924	16,296
Inventory	464,393	509,932
Deferred tax assets (Note 8)	91,722	78,532
Other current assets	117,157	117,792
Total current assets	7,210,627	2,560,942
Noncurrent Assets:
Restricted cash and marketable investment securities (Note 4)	121,661	119,644
Property and equipment, net (Note 6)	3,007,384	3,122,243
FCC authorizations	635,794	679,570
Other noncurrent assets, net	198,992	121,290
Total noncurrent assets	3,963,831	4,042,747
Total assets	11,174,458	6,603,689
Current Liabilities:
Trade accounts payable - other	221,839	131,305
Trade accounts payable - EchoStar	262,843	222,917
Deferred revenue and other	832,518	809,559
Accrued programming	1,092,346	1,055,925
Accrued interest	224,383	124,907
Litigation accrual (Note 11)	70,999	65,580
Other accrued expenses	440,990	409,925
Current portion of long-term debt and capital lease obligations (Note 7)	534,787	34,630
Total current liabilities	3,680,705	2,854,748
Long-Term Obligations, Net of Current Portion:
Long-term debt and capital lease obligations, net of current portion (Note 7)	11,328,944	7,458,134
Deferred tax liabilities (Note 8)	1,184,349	988,371
Long-term deferred revenue, distribution and carriage payments and other long-term liabilities	242,360	187,407
Total long-term obligations, net of current portion	12,755,653	8,633,912
Total liabilities	16,436,358	11,488,660
Commitments and Contingencies (Note 11)
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,254,814	1,207,681
Accumulated other comprehensive income (loss)	6,080	(1,450)
Accumulated earnings (deficit)	(6,522,794)	(6,091,202)
Total stockholder's equity (deficit)	(5,261,900)	(4,884,971)
Total liabilities and stockholder's equity (deficit)	$ 11,174,458	$ 6,603,689